Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt instruments	$ 1,004	$ 8,319
Total financial assets at fair value through profit or loss	$ 1,004	$ 8,319